Organization and principal activities - Long-term loan from a related party (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Variable interest entity
Term of loans (in years)	1 year
VIE | Fangdd Information
Variable interest entity
Term of loans (in years)	3 years
Annual interest (as a percent)		0.50%
VIE | Fangdd Information | Minimum
Variable interest entity
Annual interest (as a percent)	0.20%
VIE | Fangdd Information | Maximum
Variable interest entity
Annual interest (as a percent)	0.50%